SCHEDULE OF FUTURE AMORTIZATION OF INTANGIBLE ASSETS (Details) - USD ($)	Aug. 31, 2021	May 31, 2021
Finite-Lived Intangible Assets [Line Items]
2023	$ 227,085	$ 260,224
2024	132,595	259,807
2025	16,211	259,224
2026	16,211	173,962
2026		54,600
Thereafter		267,557
Total	692,039	1,275,374
2022	222,209
Thereafter	77,728
Total	692,039	1,275,374
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
2023	204,624	204,624
2024	116,384	204,624
2025		119,363
2026
2026
Thereafter
Total	474,476	528,611
2022	153,468
Thereafter
Total	474,476	528,611
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
2023	16,211	89,647
2024	16,211	20,897
2025	16,211	14,647
2026	16,211	14,647
2026		14,647
Thereafter		89,840
Total	154,730	244,325
2022	12,158
Thereafter	77,728
Total	154,730	244,325
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
2023		583
2024
2025
2026
2026
Thereafter
Total	333	583
2022	333
Thereafter
Total	333	$ 583
Restrictive Covenant [Member]
Finite-Lived Intangible Assets [Line Items]
2023	4,792
2025
2026
Total	47,917
2022	43,125
Thereafter
Total	47,917
Customer Database [Member]
Finite-Lived Intangible Assets [Line Items]
2023	1,458
2025
2026
Total	14,583
2022	13,125
Thereafter
Total	$ 14,583